UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock EuroFund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Finland - 3.7%	Fortum Oyj	313,697	$5,975,184
	Nokia Oyj	297,245	3,476,414
	Sampo Oyj	200,576	2,957,570
			12,409,168
France - 14.5%	BNP Paribas SA	212,709	8,775,657
	Bouygues	169,780	6,067,102
	Sanofi-Aventis	176,487	9,904,677
	Schneider Electric SA	79,952	5,317,346
	Total SA	233,348	11,538,948
	Vivendi SA	272,310	7,202,329
			48,806,059
Germany - 16.9%	Allianz AG Registered Shares	91,374	7,648,254
	BASF SE	136,885	4,136,843
	Bayer AG	175,818	8,399,992
	DaimlerChrysler AG	166,354	4,191,358
	Deutsche Bank AG Registered Shares	82,362	3,299,114
	Deutsche Boerse AG	113,170	6,789,756
	E.ON AG	270,719	7,508,166
	GEA Group AG	399,603	4,253,599
	MAN AG	139,506	6,055,549
	Muenchener Rueckversicherungs AG Registered Shares	39,614	4,823,651
			57,106,282
Italy - 4.7%	Eni SpA	411,647	7,970,426
	Finmeccanica SpA	276,824	3,445,549
	Intesa Sanpaolo SpA	1,618,018	4,450,338
			15,866,313
Luxembourg - 1.8%	ArcelorMittal	300,774	6,136,903
Netherlands - 2.0%	Koninklijke KPN NV	512,102	6,837,115
Norway - 2.0%	StatoilHydro ASA	377,645	6,609,053
Spain - 5.4%	Banco Santander SA	610,473	4,209,091
	Telefonica SA	694,704	13,853,347
			18,062,438
Sweden - 1.4%	Electrolux AB	595,720	4,662,479
Switzerland - 13.6%	Credit Suisse Group AG	230,493	7,018,045
	Nestle SA Registered Shares	433,698	14,652,212
	Roche Holding AG	80,786	11,087,891
	The Swatch Group Ltd. Bearer Shares	39,295	4,739,352
	Zurich Financial Services AG	53,142	8,398,738
			45,896,238
United Kingdom - 24.8%	BAE Systems Plc	1,204,797	5,778,326
	BP Plc	2,334,092	15,650,919
	Barclays Plc	1,409,184	2,991,862
	British American Tobacco Plc	262,069	6,053,997
	GlaxoSmithKline Plc	195,909	3,051,212
	HSBC Holdings Plc	1,838,483	10,235,851
	Land Securities Group Plc	716,428	4,489,217

	1

BlackRock EuroFund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares	Value
	National Grid Plc		446,971	$ 3,432,948
	Next Plc		280,787	5,328,282
	Unilever Plc		276,904	5,236,163
	Vodafone Group Plc		7,264,460	12,665,214
	WPP Plc		800,094	4,499,554
	Xstrata Plc		631,258	4,234,445
				83,647,990
	Total Common Stocks - 90.8%			306,040,038
	Preferred Stocks
Germany - 1.5%	Fresenius AG (Preference Shares)		109,049	4,988,535
	Total Preferred Stocks - 1.5%			4,988,535
	Rights
United Kingdom - 0.1%	HSBC Holdings Plc (a)		189,087	382,548
	Total Rights - 0.1%			382,548
	Total Long-Term Investments
	(Cost - $368,366,552) - 92.4%			311,411,121
			Par
	Short-Term Securities		(000)
Time Deposits - 3.7%
United States - 1.5%	Brown Brothers Harriman & Co., 0.08%, 4/01/09	USD	5,039	5,038,691
United Kingdom - 2.2%	Brown Brothers Harriman & Co., 0.34%, 4/01/09	GBP	5,198	7,504,753
	Total Short-Term Securities
	(Cost - $12,543,444) - 3.7%			12,543,444
	Total Investments (Cost - $380,909,996*) - 96.1%			323,954,565
	Other Assets Less Liabilities - 3.9%			13,227,516
	Net Assets - 100.0%			$337,182,081

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$384,632,697
Gross unrealized appreciation	$12,824,240
Gross unrealized depreciation	(73,502,372)
Net unrealized depreciation	$(60,678,132)

(a) The rights may be exercised until 4/03/09.
• Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
GDP	1,746,468	USD	2,495,702	Barclays	4/01/09	$10,206
USD	798,647	CHF	915,401	Goldman Sachs	4/01/09	(5,551)
USD	1,544,339	EUR	1,162,740	Goldman Sachs	4/01/09	(466)
USD	1,309,819	EUR	990,198	JPMorgan Chase	4/03/09	(5,724)
Total						$(1,535)

				2

BlackRock EuroFund

Schedule of Investments March 31, 2009 (Unaudited)
• Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(8,650,211)	$145,139

• Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock EuroFund

Schedule of Investments March 31, 2009 (Unaudited)
• As of July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$382,548	-	-
Level 2	323,572,017 $	10,206 $	(11,741)
Level 3	-	-	-
Total	$323,954,565 $	10,206 $	(11,741)
* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

		4

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EuroFund

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 20, 2009